Financial Instruments - Additional Information (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 195,516	$ 8.5	$ 636	$ 933	$ 512
Current liabilities	$ 24,563		$ 54,209	$ 4,517
Average foreign exchange rate	10
Net foreign exchange gain (loss)	$ 848
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	195,516
Current liabilities	$ 24,563